401(k) Plan	3 Months Ended
Mar. 31, 2014
Postemployment Benefits [Abstract]
401(k) Plan

12. 401(k) Plan

The Company provides a qualified 401(k) savings plan for its employees. All employees are eligible to participate, provided they meet the requirements of the plan. While the Company may elect to match employee contributions, no such matching contributions have been made through March 31, 2014, December 31, 2013 and 2012.